Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2019 INR (₨)
IfrsStatementLineItems [Line Items]
Current assets, including cash and cash equivalents INR 664 (March 31, 2021: INR 1,624)		$ 55,161		₨ 4,094,663		₨ 4,185,138
Non-current assets		16,864		1,652,628		1,279,436
Current liabilities		(55,150)		(3,470,112)		(4,184,270)
Non-current liabilities		(5,115)		(1,114,104)		(388,063)
Equity		(11,760)		(1,163,075)	₨ (1,510,974)	(892,241)	₨ (2,379,170)
Finance cost		(1,324)	₨ (100,453)	(117,252)	(193,287)
Loss before taxes		(6,135)	(465,556)	(1,130,782)	(770,390)
Income tax expense		(223)	(16,906)	(64,096)	(69,805)
Loss for the year		(6,358)	(482,462)	(1,194,878)	(840,195)
Group’s share of loss for the year		$ 549	₨ 41,616	(3,962)	(10,784)
Adventure and Nature Network Private Limited [Member]
IfrsStatementLineItems [Line Items]
Current assets, including cash and cash equivalents INR 664 (March 31, 2021: INR 1,624)				4,015		2,212
Non-current assets				7,740
Current liabilities				(86,431)		(96,895)
Non-current liabilities				(8,556)		(117)
Equity				(83,232)		(94,800)
Group’s carrying amount of the investment (50%)				₨ (41,616)		(47,400)
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Transferred to other liabilities (refer to Note 38)				₨ 41,616
True-up of carrying value to group share loss	[1]					47,400
Net carrying amount of investment
Revenue			₨ 4,999	13,649	8,688
Other operating expenses, including depreciation INR 86 (March 31, 2021: INR 1,663 and March 31, 2020: INR 96)			(7,656)	(12,245)	(25,322)
Finance cost			(8,911)	(9,328)	(4,934)
Loss before taxes			(11,568)	(7,924)	(21,568)
Income tax expense
Loss for the year			(11,568)	(7,924)	(21,568)
Group’s share of loss for the year	[2]		₨ (5,784)	₨ (3,962)	₨ (10,784)

[1]	The Group has advanced loan amounting to INR 56,200 to the joint venture. The Group has the right to set off the outstanding loan amount given by it to the joint venture against its obligation to contribute toward losses of the joint venture. As at March 31, 2022, the loan outstanding, including interest thereon, amounts to INR 72,719. The Group, considering the status of recovery of the operations of the joint venture post pandemic, has recorded impairment of the entire amount outstanding as at March 31, 2022 in statement of profit and loss under impairment of loan to joint venture.
[2]	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.